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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-09721

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                         PIMCO MANAGED ACCOUNTS TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                       1633 BROADWAY, NEW YORK, NY 10019
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              WILLIAM G. GALIPEAU
                           650 NEWPORT CENTER DRIVE
                            NEWPORT BEACH, CA 92660
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-337-4626

                      DATE OF FISCAL YEAR END: OCTOBER 31

            DATE OF REPORTING PERIOD: JULY 1, 2014 TO JUNE 30, 2015

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09721
Reporting Period: 07/01/2014 - 06/30/2015
PIMCO Managed Accounts Trust









======================== Fixed Income SHares (Series R) ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series C =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series LD ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series M =========================


HARBORVIEW MORTGAGE LOAN TRUST

Ticker:                      Security ID:  41161PWU3
Meeting Date: JUN 19, 2015   Meeting Type: Written Consent
Record Date:  FEB 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Support The Actions Described In     None      Did Not Vote Management
      The Explanatory Memorandum


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HARBORVIEW MORTGAGE LOAN TRUST

Ticker:                      Security ID:  41161PWV1
Meeting Date: JUN 19, 2015   Meeting Type: Written Consent
Record Date:  FEB 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Support The Actions Described In     None      Did Not Vote Management
      The Explanatory Memorandum


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MORGAN STANLEY MTG LN TR2004-2AR

Ticker:                      Security ID:  61748HMC2
Meeting Date: JUN 19, 2015   Meeting Type: Written Consent
Record Date:  FEB 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Support The Actions Described In     None      Did Not Vote Management
      The Explanatory Memorandum




======================== Fixed Income Shares: Series TE ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President, Principal Executive Officer

Date: August 25, 2015